Lease liabilities - Summary of Maturity Analysis of Lease Liabilities (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	$ 46,928,863	$ 35,934,570	$ 4,529,662
Year 1
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	6,807,183	4,517,775	805,946
Year 2
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	5,469,212	4,634,401	680,943
Year 3
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	4,643,863	3,785,984	568,434
Year 4
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	4,407,142	3,374,696	584,268
Year 5
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	4,171,722	3,311,808	479,833
Thereafter
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	21,429,741	16,309,906	1,410,237
Premises
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	46,720,860	35,726,343	4,408,690
Premises | Year 1
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	6,746,030	4,468,877	769,865
Premises | Year 2
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	5,411,060	4,590,357	650,087
Premises | Year 3
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	4,600,714	3,741,940	549,908
Premises | Year 4
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	4,378,830	3,332,312	565,742
Premises | Year 5
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	4,157,619	3,290,786	462,851
Premises | Thereafter
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	21,426,607	16,302,071	1,410,237
Equipment
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	208,003	208,227	120,972
Equipment | Year 1
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	61,153	48,898	36,081
Equipment | Year 2
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	58,152	44,044	30,856
Equipment | Year 3
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	43,149	44,044	18,526
Equipment | Year 4
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	28,312	42,384	18,526
Equipment | Year 5
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	14,103	21,022	16,982
Equipment | Thereafter
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	$ 3,134	$ 7,835	$ 0